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                      SUPPLEMENT DATED DECEMBER 20, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 6

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. ALL REFERENCES TO EVERGREEN VA SMALL CAP EQUITY INCOME FUND IN YOUR PROSPECTUS ARE CHANGED TO:

                        Evergreen VA Small Cap Value Fund

2. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IN YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

EVERGREEN VA SMALL CAP VALUE FUND (FORMERLY EVERGREEN VA SMALL CAP EQUITY FUND) Investment Objective: Seeks current income and capital growth in the value of its shares.